Debt - Covenants - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
Default on payment of principal amount	$ 416,517
Default on payment of interest amount	195,256
Long-term debt classified as short-term liabilities	4,297,512
Long-term Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt classified as short-term liabilities	$ 4,297,512